Inventory - Schedule of Inventory (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Raw materials (includes goods in transit $969,959 (December 31, 2023: $233,888)]	$ 4,461,898	$ 1,509,135
Work-in-progress	1,436,250	533,108
Finished goods	4,308,750	4,975,670
Total	$ 10,206,898	$ 7,017,913